Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings (Tables) [Abstract]
Borrowings

14. Borrowings

Type	Interest rate	Average annual interest rate %	Maturity	December 31, 2017	December 31, 2016
Borrowings in foreign currency
Bank Borrowings	Fixed interest rates	2,36365%	January 2017	-	133,874
Bank Borrowings	Fixed interest rates	2,86450%	March 2017	-	71,330

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